Other current financial assets - Schedule of Other Current Financial Assets (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Other current financial assets	SFr 58,803	SFr 30,054
Other current financial assets at amortized cost
Disclosure of financial assets [line items]
Other current financial assets	58,666	30,054
Other current financial assets at amortized cost | Credit cards
Disclosure of financial assets [line items]
Other current financial assets	11,319	6,417
Other current financial assets at amortized cost | Deposits
Disclosure of financial assets [line items]
Other current financial assets	19,877	14,814
Other current financial assets at amortized cost | Other current financial assets
Disclosure of financial assets [line items]
Other current financial assets	27,470	8,823
Other current financial assets at fair value through profit and loss
Disclosure of financial assets [line items]
Other current financial assets	137	0
Other current financial assets at fair value through profit and loss | Derivatives
Disclosure of financial assets [line items]
Other current financial assets	SFr 137	SFr 0